Goodwill and Intangible Assets, Net (Details) - Schedule of presents goodwill by reporting unit and changes in goodwill - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019
Goodwill [Line Items]
Balance		$ 78,385
Acquisitions		13,217
Disposals	$ (69)	(494)
Impairments	(11,594)	(6,480)
Foreign currency translation	(8,322)	2,356
Balance	66,999	86,984
Analytics [Member]
Goodwill [Line Items]
Balance		14,922
Acquisitions
Disposals
Impairments	(5,652)
Foreign currency translation	(2,431)	644
Balance	7,483	15,566
Commerce [Member]
Goodwill [Line Items]
Balance		12,853
Acquisitions
Disposals	(69)
Impairments	(4,915)	(6,480)
Foreign currency translation	(1,243)	505
Balance	651	6,878
Cloud [Member]
Goodwill [Line Items]
Balance		5,717
Acquisitions
Disposals
Impairments	(1,027)
Foreign currency translation	(932)	248
Balance	4,006	5,965
Agile Nearshore [Member]
Goodwill [Line Items]
Balance		17,477
Acquisitions		13,217
Disposals
Impairments
Foreign currency translation
Balance	30,694	30,694
Transformation [Member]
Goodwill [Line Items]
Balance		27,416
Acquisitions
Disposals		(494)
Impairments
Foreign currency translation	(3,716)	959
Balance	$ 24,165	$ 27,881